Segment Information (Table) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total Revenue	$ 39,188	$ 133,921
Asia
Segment Reporting Information [Line Items]
Total Revenue	34,233	108,508
Europe
Segment Reporting Information [Line Items]
Total Revenue	$ 4,955	$ 25,413